Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate

Below is a reconciliation of the statutory tax rate to the effective tax rate after the adoption of ASU 2023-09:

	For the years ended December 31,
	2025	Effective Tax rate	2024	Effective Tax rate	2023	Effective Tax rate
Net loss before income taxes	$(8,692,909)		$(6,775,419)		$(5,162,454)

Income tax expenses attributable to net income at Singapore statutory rate of 17% (*)	(1,477,795)	(17.0)%	(1,151,821)	(17.0)%	(877,617)	(17.0)%
Effect of different tax rates	(175,099)	(2.0)%	(76,503)	(1.1)%	51,540	1.0%
Non-deductible expenses	281,727	3.2%	304,136	4.5%	302,956	5.9%
Unrecognized deferred tax asset	1,371,167	15.8%	924,188	13.6%	523,121	10.1%
Total tax provision	$—	—	$—	—	$—	—

(*)	The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.

Schedule of Components of the Deferred Tax Assets

The components of the deferred tax assets are as follows:

	As of December 31,
	2025	2024
Tax loss carry forwards	$18,423,741	$15,794,453
Deferred tax assets	3,132,036	2,685,057
Valuation allowance	(3,132,036)	(2,685,057)
Total deferred tax assets, net	$—	$—